Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	CPI CARD GROUP INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37584
Entity Tax Identification Number	26-0344657
Entity Address, Address Line One	10368 W. Centennial Road
Entity Address, City or Town	Littleton
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80127
City Area Code	720
Local Phone Number	681-6304
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	PMTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001641614